Warrants and Derivative Liabilities (Detail Textuals 1) - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Nov. 01, 2017	Jan. 31, 2018	Jan. 19, 2018	Dec. 28, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Less, noncurrent portion of derivative liabilities					$ 516,377	$ 0	$ 219,453	$ 551,322
Change in fair market value at the re-measurement date recorded as non-operating income					(5,151,124)	602,749	6,503,174	(767,198)
Fair value of warrants issued in connection with financings					516,058	10,784,634	10,988,736	368,364
Value of warrants							1,297,991	982,911
Proceeds from Warrant Exercises						98,700	98,700
Series F Preferred Stock Put Option Liability
Class of Warrant or Right [Line Items]
Change in fair market value at the re-measurement date recorded as non-operating income								(103,364)
Fair value of warrants issued in connection with financings	$ 103,364							103,364
Series B Preferred Stock Conversion Liability
Class of Warrant or Right [Line Items]
Change in fair market value at the re-measurement date recorded as non-operating income						0	0	(102,848)
Provision for conversion of Series B preferred stock						6,715
Fair value of warrants issued in connection with financings						0	0	0
Emerald Convertible Promissory Note - conversion liability
Class of Warrant or Right [Line Items]
Change in fair market value at the re-measurement date recorded as non-operating income						185,000	185,000	0
Fair value of warrants issued in connection with financings						$ 360,000	360,000	$ 265,000
Change in fair value of warrant liability			$ 360,000	$ 265,000
Emerald Multi-Draw Credit Agreement Warrants
Class of Warrant or Right [Line Items]
Change in fair market value at the re-measurement date recorded as non-operating income					(219,134)		15,351
Fair value of warrants issued in connection with financings					516,058		$ 204,102
Series B Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued							6,437,500
Warrant exercise price		$ 0.10	$ 0.00	$ 0.10
Proceeds from financing between conversion liability and warrants					$ 5,000,000		$ 5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							6,437,500
Value of warrants							$ 2,935,800
Number of warrants exercisable		987,000	3,806,750				4,231,750
Proceeds from Warrant Exercises		$ 98,700
Series B Warrants | Bridge Loan | Secured Promissory Note and Security Agreement
Class of Warrant or Right [Line Items]
Initial conversion price			$ 0.00
2015 Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price					$ 1.15
2015 Common Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Warrant exercise price					$ 1.15		$ 1.15